INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 9:-  INCOME TAXES

The Company's subsidiaries are separately taxed under the domestic tax laws of the jurisdiction of incorporation of each entity.

a.	Corporate tax in Israel:

Israeli companies are generally subject to corporate tax on their taxable income. As of 2016, the corporate tax rate is 25% (in 2014 and 2015, the corporate tax rate was 26.5%). In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

However, the effective tax rate payable by a company that qualifies as an Industrial Company that derives income from an Approved Enterprise, a Beneficiary Enterprise or a Preferred Enterprise (as discussed below) may be considerably less. Capital gains derived by an Israeli company are subject to the prevailing corporate tax rate.

b.	Loss before taxes on income is comprised as follows:

	Year ended December 31,
	2014	2015	2016

Domestic	$(62,067)	$(57,316)	$(60,249)
Foreign	8,553	8,747	16,460

Loss before taxes on income	$(53,514)	$(48,569)	$(43,789)

c.	Deferred income taxes:

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	Year ended December 31,
	2015	2016
Deferred tax assets:

Net operating loss carry-forwards	$24,982	$23,750
Capital losses carry-forwards	60	58
Research and development expenses	16,329	19,818
Tax credit carry-forwards	63	63
Other	1,993	3,016

Deferred tax assets before valuation allowance	43,427	46,705

Valuation allowance	(43,299)	(46,521)

Deferred tax asset, net (*)	$128	$184

Deferred tax liabilities:

Fixed assets	$158	$9
Technology	732	625

Deferred tax liabilities, net (*)	$890	$634

(*) As of December 31, 2016 net of $239 offset between Deferred tax assets and Deferred tax liabilities.

The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry-forwards and other reserves and allowances due to its history of losses and uncertainty concerning realization of these deferred tax assets. In addition, a deferred tax liability has been established to reflect the Company's tax depreciation of property and equipment, net which differs from depreciation recorded in the consolidated financial statements and purchased technology as part of business combination.

d.	Income taxes are comprised as follows:

	Year ended December 31,
	2014	2015	2016

Current	$2,971	$2,872	$3,424
Deferred	81	(107)	(317)

	$3,052	$2,765	$3,107

	Year ended December 31,
	2014	2015	2016

Domestic	$772	$264	$49
Foreign	2,280	2,501	3,058

	$3,052	$2,765	$3,107

e.	A reconciliation of the Company's theoretical income tax expense to actual income tax expense as follows:

	Year ended December 31,
	2014	2015	2016

Loss before taxes on income	$(53,514)	$(48,569)	$(43,789)

Statutory tax rate	26.5%	26.5%	25%

Theoretical income tax expense	(14,181)	(12,871)	(10,947)

Deferred taxes for which valuation allowance was provided, net	12,823	8,571	8,620
Non-deductible option expenses	3,693	4,969	5,224
Non-deductible expenses	233	532	815
Increase in uncertain tax positions	1,098	-
Tax adjustment in respect of different tax rate of foreign subsidiary	(781)	524	(1,015)
Utilization of loss	-	327
Other	167	713	410

Income tax expense	$3,052	$2,765	$3,107

f.	Net operating loss carry-forwards

As of December 31, 2016, the Company had carry-forward operating and capital tax losses totaling approximately $ 95,000 and $ 231, respectively, all attributed to Israel and can be carried forward indefinitely.

g.	The Law for the Encouragement of Capital Investments, 1959 (the "Law"):

On April 1, 2005, an amendment to the Investment Law came into effect ("the Amendment") and has significantly changed the provisions of the Investment Law. The Amendment limits the scope of enterprises which may be approved by the Investment Center by setting criteria for the approval of a facility as an Approved Enterprise, such as provisions generally requiring that at least 25% of the Approved Enterprise's income will be derived from export. Additionally, the Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies no longer require Investment Center approval in order to qualify for tax benefits.

According to the law, the Company is entitled to various tax benefits by virtue of the "Beneficiary Enterprise" status granted to part of its enterprises, defined by this law.

During 2010, the Company had applied by Tax Pre-ruling to the Israeli Tax Authorities ("ITA") to receive "Beneficiary Enterprise" status and elect 2009 as year of election. During 2011, the Company received a tax decision from the ITA that approves its request for "Beneficiary Enterprise" status and the Company elect 2009 as its year of election. Under the Investment Law and its Amendment and according to the tax decision, the Company is entitled to various tax benefits, defined by this law, under the "Alternative Benefits" track as a Beneficiary Enterprise.

Pursuant to the beneficiary program, the Company is entitled to a tax benefit period of seven to ten years on income derived from this program as follows: the Company is fully tax exempted for a period of the first two years and for the remaining five to eight subsequent years is subject to tax at a rate of 10% - 25% (based on the percentage of foreign ownership of the Company).

The benefit period begins in the year in which taxable income is first earned, limited to 12 years from the year of election.

If dividends are distributed out of tax exempt profits, the Company will then become liable for tax at the rate applicable to its profits from the Beneficiary enterprise in the year in which the income was earned, as if it had not chosen the alternative track of benefits.

The dividend recipient is subject to withholding tax at the rate of 15% applicable to dividends from Beneficiary enterprises, if the dividend is distributed during the tax benefits period or within twelve years thereafter. This limitation does not apply to a foreign investors' company. The Company currently has no plans to distribute dividends and intends to retain future earnings to finance the development of its business.

The above benefits are conditioned upon the fulfillment of the conditions stipulated by the law and regulations published thereunder. In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest and linked to changes in the Israeli CPI.

Management believes that the Company will meet the aforementioned conditions by the year of the elected operations.

As a result of the amendment, tax-exempt income generated under the provisions of the new law will subject the Company to taxes upon distribution or liquidation and the Company may be required to record a deferred tax liability with respect to such tax-exempt income.

Through December 31, 2016 the Company had not generated income under the provision of the new law.

In December 2010, the Israeli Parliament passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among other things, amendments to the Investment Law, effective as of January 1, 2011. According to the amendment, the benefit tracks under the Investment Law were modified and a uniform tax rate will apply to all of the income of an approved or beneficiary enterprise. Companies may elect to irrevocably implement the amendment (while waiving benefits provided under the Investment Law as currently in effect) and subsequently would be subject to the amended tax rates that are: 2011 and 2012 - 15%, 2013 and 2014 - 12.5% and in 2015 and thereafter - 12%.

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law ("Amendment 73") was published. According to Amendment 73, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

The new tax tracks under the Amendment are as follows: Technological preferred enterprise - an enterprise for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion. A technological preferred enterprise, as defined in the Law, which is located in the center of Israel will be subject to tax at a rate of 12% on profits deriving from intellectual property (in development area A - a tax rate of 7.5%).

The Amendment also prescribes special tax tracks for technological enterprises, which are subject to rules that are to be issued by the Minister of Finance by March 31, 2017. Since as of December 31, 2016 definitive criteria to determine the tax benefits had not yet been established, it cannot be concluded that the legislation in respect of technological enterprises had been enacted or substantively enacted as of that date. Accordingly, the above changes in the tax rates relating to technological enterprises were not taken into account in the computation of deferred taxes as of December 31, 2016.

Under the transition provisions of the new legislation, the Company may decide to irrevocably implement the new law while waiving benefits provided under the current law or to remain subject to the current law.

The Company does not currently intend to implement the amendment, and intends to continue to comply with the Investment Law as in effect prior to enactment of the amendment.

h.	Tax assessments:

The Company and its subsidiaries did not have any final tax assessments as of December 31, 2016. The Company's tax years until December 31, 2011 are subject to statutes of limitation as of December 31, 2016.

i.	Uncertain tax positions:

A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	Year ended December 31,
	2015	2016

Opening balance	$1,098	$1,098
Increases related to current year tax positions	-	-

Closing balance	$1,098	$1,098

The balance of total unrecognized tax benefits at December 31, 2016, is $ 1,098 which, if potentially recognized, would affect the effective rate in the Company's statement of comprehensive loss.